Income Taxes	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
Income taxes

20. Income taxes

The reconciliation of income tax expense for the years ended December 31, 2022 and 2021 consists of the following:

	2022	2021
	$	$
Loss from continuing operations before income taxes	(26,703,662)	(33,937,956)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	(7,076,470)	(8,993,558)
Permanent differences	1,639,590	3,758,401
Book to filing adjustments	438,255	75,474
Share issuance cost booked directly to equity	-	(377,378)
Impact of tax rate changes	-	-
Foreign exchange	1,044,135	(120)
Change in tax benefits not recognized	3,954,490	5,537,181
	-	-

Deferred taxes reflect the tax effects of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax liabilities as at December 31, 2022 and 2021 are comprised of the following:

	2022	2021
	$	$
Other investments	-	0
Capital losses carried forward	-	0
Total	-	-

Deferred tax assets have not been recognized in respect of the following temporary differences as at December 31, 2022 and 2021:

	2022	2021
	$	$
Non-capital losses - Canada	77,271,986	63,216,617
Net-operating loss - US	5,120,395	5,111,610
Unrealized foreign exchange loss	94,733	94,733
Share-issuance costs	2,045,027	3,349,261
Other investments	5,542,253	5,308,027
IFRS 16	37,439	87,050
Property, plant and equipment	324,798	167,653
Total	90,436,631	77,334,951

The Company's Canadian non-capital income tax losses expire as follows:

$
2038	6,057,633
2039	10,730,529
2040	21,771,974
2041	19,046,688
2042	19,665,162
77,271,986

The company has cumulative US federal net operating loss carryforwards of approximately $5.12 million which will start to expire in 2026. Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership pursuant to United States Internal Revenue Code ("IRC") § 382, and similar state provisions. As a result of the acquisition of Prismic on June 28, 2019, the preacquisition net operating loss carryforwards of approximately $4.93 million could be subject to IRC § 382 limitation as the acquisition could constitute a change of ownership.